Share-based payments charge - Outstanding and exercisable share options by scheme (Details)	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	8,752,114	7,527,458	3,037,296
Exercisable (in shares) | shares	3,542,884	797,333
Weighted average exercise price in £ for Outstanding (pounds per share) | £	£ 1.53	£ 1.53	£ 1.87
Weighted average exercise price in £ for Exercisable (pounds per share) | £	£ 1.66	£ 2.04
Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	8,538,130
Exercisable (in shares) | shares	3,336,232
Weighted average exercise price in £ for Outstanding (pounds per share) | £	£ 1.49
Weighted average exercise price in £ for Exercisable (pounds per share) | £	£ 1.57
EMI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	213,984
Exercisable (in shares) | shares	206,652
Weighted average exercise price in £ for Outstanding (pounds per share) | £	£ 3.06
Weighted average exercise price in £ for Exercisable (pounds per share) | £	£ 3.09
Unapproved And EMI Share Option Schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	8,752,114
Exercisable (in shares) | shares	3,542,884
Weighted average exercise price in £ for Outstanding (pounds per share) | £	£ 1.53
Weighted average exercise price in £ for Exercisable (pounds per share) | £	£ 1.66